Intangible Assets	12 Months Ended
Mar. 31, 2023
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486
Additions and other increases	33,210	44,944	10	78,164
Acquisitions through business combinations	—	43,682	—	43,682
Disposals and other decreases	(62,078)	(80,911)	(48)	(143,037)
Deconsolidation	(604)	(2)	—	(606)
Foreign currency translation differences	13,385	527,070	6	540,461
As of March 31, 2022	¥182,778	¥6,240,818	¥11,554	¥6,435,150
Additions and other increases	36,984	676,156	295	713,436
Disposals and other decreases	(11,798)	(126,610)	(13)	(138,420)
Reclassification to assets held for sale (Note 19)	(1,012)	—	—	(1,012)
Foreign currency translation differences	12,607	533,707	3	546,317
As of March 31, 2023	¥219,559	¥7,324,072	¥11,839	¥7,555,471

Accumulated amortization and accumulated impairment losses
As of April 1, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)
Amortization	(28,560)	(418,788)	(43)	(447,391)
Impairment losses	—	(67,721)	—	(67,721)
Reversal of impairment losses	—	13,595	—	13,595
Disposals and other decreases	61,393	43,635	16	105,044
Deconsolidation	604	—	—	604
Foreign currency translation differences	(6,677)	(206,631)	(49)	(213,357)
As of March 31, 2022	¥(76,634)	¥(2,539,461)	¥(510)	¥(2,616,606)
Amortization	(25,561)	(485,465)	(30)	(511,056)
Impairment losses	—	(57,341)	—	(57,341)
Disposals and other decreases	10,756	101,888	—	112,643
Reclassification to assets held for sale (Note 19)	397	—	—	397
Foreign currency translation differences	(5,177)	(208,672)	(2)	(213,851)
As of March 31, 2023	¥(96,220)	¥(3,189,051)	¥(542)	¥(3,285,813)

Carrying amount
As of April 1, 2021	95,471	3,802,484	11,151	3,909,106
As of March 31, 2022	106,143	3,701,357	11,044	3,818,544
As of March 31, 2023	123,340	4,135,020	11,297	4,269,657

There were no material internally generated intangible assets recorded in the consolidated statements of financial position.
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2021	3,427,527	374,957	3,802,484
As of March 31, 2022	3,389,453	311,904	3,701,357
As of March 31, 2023	3,164,380	970,640	4,135,020
Marketed products mainly represent license rights associated with commercialized products. In-process R&D mainly represents products in development and license rights obtained in connection with Takeda’s in-licensing and collaboration agreements. These agreements relate to the right to sell products that are being developed (Note 13).
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2022	2023	2023
immunoglobulin	Marketed products	¥768,871	¥766,459	12 Years
TAKHZYRO	Marketed products	546,555	546,336	11 Years
TAK-279	In-process R&D	—	533,999	—
VYVANSE	Marketed products	382,777	306,242	3 Years
ADVATE & ADYNOVATE	Marketed products	293,969	278,463	7 Years
ALUNBRIG	Marketed products	219,943	213,706	8 Years
Impairment
Takeda’s impairment assessment for intangible assets requires a number of significant judgments to be made by management to estimate the recoverable amount, including the estimated pricing and costs, likelihood of regulatory approval, and the estimated market and Takeda’s share of the market. The most significant assumption for intangible assets associated with marketed products is the product market share of the therapeutic area and estimated pricing, whereas the most significant assumption with pre-marketed products and in-process R&D is the probability of regulatory approval. A change in these assumptions may have a significant impact on the amount, if any, of an impairment charge recorded during a period. For example, negative results from a clinical trial may change the assumption and result in an impairment. Products in development may be fully impaired when a trial is unsuccessful and there is no alternative use for the development asset.
During the year ended March 31, 2021, Takeda recorded impairment losses of 16,635 million JPY. The recoverable amount of the combined impaired assets amounted to 18,255 million JPY. The impairment losses include the loss which resulted from the decision to terminate Takeda’s interest in development of an oncology product.
During the year ended March 31, 2022, Takeda recorded impairment losses of 67,721 million JPY. The recoverable amount of the combined impaired assets amounted to 38,951 million JPY. The impairment losses primarily resulted from a decision to terminate development of a GI product and deterioration of the sales forecast for a rare diseases product. This was offset by a reversal of previously recorded impairment losses of 13,595 million JPY mainly related to a rare diseases product which Takeda made a decision to divest. The recoverable amount of the assets related to the reversal was 22,415 million JPY.
During the year ended March 31, 2023, Takeda recorded impairment losses of 57,341 million JPY, primarily resulted from a decision to terminate development of GI products, a decision to terminate a collaboration agreement of an oncology product, and a decision to discontinue manufacturing of a rare diseases product. The recoverable amount of the combined impaired assets amounted to 20,545 million JPY.
These losses are recognized in amortization and impairment losses on intangible assets associated with products in the consolidated statements of profit or loss.
Impairment losses were calculated by deducting the recoverable amount from the carrying amount. The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

	Discount rate (Post-tax)	Discount rate (Pre-tax)
For the year ended March 31, 2021	7.0%	9.2%
For the year ended March 31, 2022	6.5% - 14.0%	8.3% - 17.5%
For the year ended March 31, 2023	6.5% - 22.0%	8.6% - 27.5%
For the year ended March 31, 2022, and 2023, a part of the recoverable amount was measured at fair value less costs of disposal (the amount that was expected to be received by selling the assets). This fair value is classified as Level 3 in the fair value hierarchy.